Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Common Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized common stock (in shares)	500,000,000	500,000,000
Common Stock, Shares Issued (in shares)	13,790,127	13,733,459
Common Stock, Shares Outstanding (in shares)	13,378,175	13,457,625
Treasury stock, Shares Held (in shares)	411,952	275,834